Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll		$ 17,034	$ 20,223
Interest		33,583	32,734
Insurance benefits		12,499	11,554
Accrued variable lease and contract expense		19,274	12,559
Stock-based compensation		11,589	23,297
Other		11,309	6,858
Total	$ 72,368	105,288	107,225
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll		17,034	20,223
Interest		33,583	32,734
Accrued variable lease and contract expense		19,274	12,559
Stock-based compensation		11,589	23,297
Other		16,998	12,453
Total	$ 65,330	$ 98,478	$ 101,266